Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share
The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the periods indicated:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income/(loss).	139,433	(1,648,583)	(772,963)
Add: Net loss attributable to noncontrolling interests	—	80,705	4,916
Less: Deemed dividend to mezzanine classified noncontrolling interests	—	(5,762)	(15,717)
Numerator for basic and diluted net earnings/(loss) per share	139,433	(1,573,640)	(783,764)
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic	168,589,273	234,811,986	286,975,068
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted	174,024,997	234,811,986	286,975,068
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic	0.83	(6.70)	(2.73)
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted	0.80	(6.70)	(2.73)
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares)	1.65	(13.40)	(5.46)
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares)	1.60	(13.40)	(5.46)